S-K 1602, SPAC Registered Offerings	Mar. 10, 2026
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We will have until 18 months from the closing of this offering, or until such earlier liquidation date as our board of directors may approve, to consummate an initial business combination
SPAC Offering Forepart, De-SPAC Consummation Timeframe	18 months
SPAC, Trust or Escrow Account, Material Terms [Text Block]

NASDAQ rules require that our initial business combination must be with one or more target businesses that together have an aggregate fair market value equal to at least 80% of the balance in the trust account (less any taxes payable on interest earned and less any interest earned thereon that is released to us for taxes) at the time of our signing a definitive agreement in connection with our initial business combination. If we seek to complete our initial business combination with a target that is affiliated with our sponsor, officers or directors, we will obtain an opinion from an independent investment banking firm or another independent firm that commonly renders valuation opinions or from an independent accounting firm, that such an initial business combination is fair to our shareholders from a financial point of view. We are not required to obtain such an opinion in any other context. We do not intend to purchase multiple businesses in unrelated industries in conjunction with our initial business combination.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	80.00%
SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption rights for public shareholders upon completion of our initial business combination

  We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account as of two business days prior to the consummation of our initial business combination, including interest (which interest shall be net of taxes payable) divided by the number of then outstanding public shares, subject to the limitations described herein.

The amount in the trust account is initially anticipated to be $10.00 per public share. There will be no redemption rights upon the completion of our initial business combination with respect to our public rights or private placement rights. Maxim (and its designees), the at-risk capital investors, our sponsor, officers and directors will enter into a letter agreement and/or subscription agreements (as applicable) with us, pursuant to which they will agree (and their permitted transferees will agree) to waive their redemption rights with respect to their founder shares, private placement shares, Representative’s Shares and any public shares they may acquire during or after this offering in connection with the completion of our initial business combination. However, if our sponsor, initial shareholders, directors and/or officers acquire public shares after this offering, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to complete our initial business combination within the completion window.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under British Virgin Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        directors should not improperly fetter the exercise of future discretion;

•        duty to exercise powers fairly as between different classes of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care. This duty has been defined as a requirement to act as a reasonably diligent director having both the general knowledge, skill and experience that may reasonably be expected of a director carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience which that director has.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, pursuant to our amended and restated memorandum and articles of association, so long as a director has disclosed any interests in a transaction entered into or to be entered into by our company to the board he/she may: vote on a matter relating to the transaction; attend a meeting of directors at which a matter relating to the transaction arises and be included among the directors present at the meeting for the purposes of a quorum; and sign a document on behalf of our company, or do any other thing in his capacity as a director, that relates to the transaction.

Our sponsor and its affiliates(s) as well as our directors and officers presently have, and in the future any of our sponsor and its affiliate(s), our directors and our officers may have additional, fiduciary or contractual obligations to other entities pursuant to which such sponsor, affiliate(s), officer or director is or will be required to present acquisition opportunities to such entity. Accordingly, subject to his or her fiduciary duties under British Virgin Islands law, if any of our officers or directors becomes aware of an acquisition opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will need to honor his or her fiduciary or contractual obligations to present such acquisition opportunity to such entity, and only present it to us if such entity rejects the opportunity. Our amended and restated memorandum and articles of association will provide that, subject to his or her fiduciary duties under British Virgin Islands law, we renounce our interest or expectancy in any corporate opportunity offered to any officer or director unless such opportunity is expressly offered to such person solely in his or her capacity as a director or officer of our company and such opportunity is one we are legally and contractually permitted to complete on a reasonable basis. As a result, the fiduciary duties, conflicts of interest or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination. For example, Mr. Xiangge Liu, our Chief Executive Officer, Chief Financial Officer and Chairman, currently also serves as an Independent Non-Executive Director of A SPAC III Acquisition Corp. (“ASPC”), a special purpose acquisition company incorporated for the purposes of effecting a business combination. ASPC completed its initial public offering on November 12, 2024, generating gross proceeds of $60,000,000 (inclusive of the partial exercise of the underwriter’s over-allotment option). On May 23, 2025, ASPC announced that it had entered into a merger agreement with Bioserica International Limited (禾素國際有限公司) (“Bioserica”), a manufacturer in the bio-based modified antimicrobial fiber industry. In the event that, ASPC is unable to consummate the business combination with Bioserica and needs to identify a target business, Mr. Liu has a pre-existing fiduciary obligation to present potential target businesses to ASPC, and will therefore present any potential target businesses to it prior to presenting them to us.

Mr. Liu is also serving as the CEO, CFO and Chairman of BEST SPAC I Acquisition Corp. (“BEST SPAC I”), a special purpose acquisition company incorporated for the purposes of effecting a business combination. BEST SPAC I completed its initial public offering on June 16, 2025, generating gross proceeds of $55,000,000. BEST SPAC I intends to pursue prospective targets in the consumer goods sector, which presents an overlap with our prospective target industry, presenting a conflict of interest. On September 25, 2025, BEST SPAC I announced that it had entered into an agreement and plan of merger with HDEducation Group Limited (“HDE”), an education service provider. In the event that BEST SPAC I is unable to consummate the business combination with HDE and needs to identify a target business, Mr. Liu has a pre-existing fiduciary obligation to present potential target businesses to BEST SPAC I, and will therefore present any potential target businesses to it prior to presenting them to us.

Mr. Huachen Zhang and Ms. Prescille Chu Cernosia are independent non-executive directors for BEST SPAC I. Therefore, in the event that BEST SPAC I is unable to consummate the business combination with HDE and needs to identify a target business, Mr. Zhang and Ms. Cernosia have a pre-existing fiduciary obligation to present potential target businesses to BEST SPAC I, and will therefore have to present any potential target businesses to it prior to presenting them to us. Except as described above, none of our other officers or directors has any previous or current experience with a special purpose acquisition company.

Our directors and officers are also not required to commit any specified amount of time to our affairs, and, accordingly, will have conflicts of interest in allocating management time among various business activities, including identifying potential business combinations and monitoring the related due diligence. In addition, our sponsor, officers and directors are now, and may in the future, sponsor or participate in the formation of, or become sponsors, an officer or director of, any other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. Any such companies, businesses or investments may present additional conflicts of interest in determining to which entity a particular business opportunity should be presented, in pursuing an initial business target and in allocating their time to devote to our affairs. Although we have no formal policy in place for vetting potential conflicts of interest, our Board of Directors will review any potential conflicts of interest on a case-by-case basis. In particular, our officers and directors, and affiliates of our officers and directors, are currently sponsoring other blank check companies, and may look for an acquisition target in any location. These companies may have windows in which they may complete an initial business combination that overlap the corresponding window we have.

Potential investors should also be aware of the following other potential conflicts of interest:

•        None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented. For a complete description of our management’s other affiliations, see “Management — Directors and Officers.”

•        Unless we consummate our initial business combination, our officers, directors, advisors and insiders will not receive reimbursement for any out-of-pocket expenses incurred by them to the extent that such expenses exceed the amount of available proceeds not deposited in the trust account.

•        Maxim (and its designees), the at-risk capital investors, our sponsor, officers and directors will agree to waive their redemption rights with respect to our founder shares, Representative’s Shares and public shares in connection with the consummation of our initial business combination. Additionally, Maxim (and its designees), the at-risk capital investors, our sponsor, officers and directors will agree to waive their redemption rights with respect to our founder shares, public shares and their Representative’s Shares if we fail to consummate our initial business combination within the completion window. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement units held in the trust account will be used to fund the redemption of our public shares and rights will expire worthless. With certain limited exceptions, the founder shares will not be transferable, assignable or salable by our sponsor until the completion of our initial business combination. With certain limited exceptions, the private placement units, private placement shares, private placement rights and the Class A ordinary shares underlying such rights will not be transferable, assignable or salable by our sponsor until the completion of our initial business combination. Since our sponsor and officers and directors may directly or indirectly own ordinary shares and rights following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Certain members of our management team may receive compensation upon consummation of our initial business combination, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such compensation will not be received unless we consummate such business combination.

•        Since our sponsor and officers and directors may directly or indirectly own ordinary shares and rights following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination. Upon the closing of this offering, our sponsor will have invested in us an aggregate of $2,178,330, comprised of the $25,000 purchase price for the founder shares (or approximately $0.0079 per share) and the $2,153,330 purchase price for the private placement units (or $10.00 per unit). Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares in this offering.

•        If an initial business combination is not completed, the Company will be required to liquidate. In such event, (i) 2,666,666 Class B ordinary shares (or 3,166,666 Class B ordinary shares if the underwriters’ over-allotment option is exercised in full) held by the sponsor, which were acquired by the sponsor prior to this offering for approximately $0.0079 per share, and (ii) all 215,333 private placement units (or 226,583 private placement units if the underwriters’ over-allotment option is exercised in full) (including component securities contained therein) to be purchased by the sponsor in a private placement that will close simultaneously with the closing of this offering, for a purchase price of $10.00 per unit, or $2,153,330 (or $2,265,830 if the underwriters’ over-allotment option is exercised in full) in the aggregate, will be worthless because the sponsor is not entitled to participate in any redemption of distribution from the Trust Account with respect to such securities. The sponsor, its affiliates, or promoters, and members of our management team waived their redemption rights and liquidation rights in connection with the purchase of the founder shares and the private placement units and no other consideration was paid for such agreement. Since our sponsor, its affiliates and promoters, officers and directors will lose their entire investment in us if our initial business combination is not completed, a conflict of interest may arise in determining whether a particular business combination target is appropriate for our initial business combination.

•        Our sponsor intends to transfer an aggregate of 80,000 of its founder shares, or 20,000 each to our four directors and officers, at the consummation of an initial business combination. If we do not complete our initial business combination, such founder shares will expire worthless. Notwithstanding the foregoing, there is no arrangement or understanding between us, the Sponsor, our officers, directors or affiliates with whether to proceed with a business combination. Accordingly, if we do not complete our initial business combination, such founder shares will expire worthless.

•        The sponsor may make loans from time to time to the Company to fund certain capital requirements. If our sponsor makes any working capital loans, up to $1,150,000 of such loans may be converted into units, at the price of $10.00 per unit at the option of the lender. Such units would be identical to the private placement units. Since we will not repay such loans if we do not complete a business combination, a conflict of interest may arise.

•        In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

•        Similarly, if we agree to pay our sponsor, officers, directors or advisors, or a member of our management team a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as any such fee may not be paid unless we consummate such business combination.

•        We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, at-risk capital investors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors or at-risk capital investors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.

The conflicts described above may not be resolved in our favor.

Accordingly, as a result of multiple business affiliations, our officers and directors may have similar legal obligations relating to presenting business opportunities meeting the above-listed criteria to multiple entities. Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Xiangge Liu	Homaer Capital	Financial Services	Advisor
	A SPAC III Acquisition Corp.	SPAC	Independent Non-Executive Director
	BEST SPAC I Acquisition Corp.	SPAC	CEO, CFO, Chairman
Huachen Zhang	GoFintech Innovation Limited	Investment Holding Company	Co-CEO
	BEST SPAC I Acquisition Corp.	SPAC	Independent Non-Executive Director
Prescille Chu Cernosia	Olin College of Engineering	Education Institution	Director
	Roxbury Alpha Fit Club LLC	Fitness Center	Director
	BEST SPAC I Acquisition Corp.	SPAC	Independent Non-Executive Director
Tse Kwong Steven Yung	AVAREN Legacy Group	Financial Investment	Chief Executive Officer
	Nanotech Energy	Energy	President International
	CAA International Limited	Media	President
	Glocal LLC	Management Consulting	Managing Partner

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The amount of compensation that may be received by our sponsor and its affiliates is summarized as follows:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
BEST SPAC II (Holdings) Corp.	3,166,666 Class B Ordinary shares, of which up to 500,000 founder shares held by our sponsor are subject to forfeiture if the underwriters’ over-allotment option is not exercised in full	$25,000(1)
	215,333 private placement units (or 226,583 if the underwriters’ over-allotment option is exercised in full) to be purchased simultaneously with the closing of this offering	$2,153,330 (or $2,265,830 if the underwriters’ over-allotment option is exercised in full)
	Up to $350,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses.
	Up to $1,150,000 in working capital loans may be convertible into private placement units at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an intended initial business combination.
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination.
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
BEST SPAC II (Holdings) Corp., our officers, directors or advisors, or our or their affiliates	If agreed to by us, finder’s fees, advisory fees, consulting fees or success fees

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

(1)      Our sponsor paid $25,000 for 3,833,333 founder shares and subsequently forfeited 666,667 of such founder shares, with the Maxim Individuals and the third-party investors purchasing an aggregate of 666,667 founder shares for an aggregate purchase price of approximately $4,333.34.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per Class A ordinary share, assuming no value is attributed to rights included in the units we are offering pursuant to this prospectus or the private placement rights, and the pro forma net tangible book value per Class A ordinary share after this offering, constitutes the dilution to investors in this offering.

The below calculations assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, and (iii) no working capital loans or extension loans are converted into private placement units, as further described in this prospectus. The issuance of additional ordinary or preference shares to shareholders of a potential business combination target as consideration could significantly dilute the equity interest of investors in this offering. For example, if we consummate a business combination with a potential business combination target with an agreed upon consideration of $600 million assuming an all-share transaction, the shareholders of the potential business combination target would be issued 60 million shares, which would dilute the interest of our shareholders. Such dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares. See “Founder shares conversion and anti-dilution”.

Such calculation does not reflect any dilution associated with the conversion of rights, including the private placement rights, which would cause the actual dilution to the public shareholders to be higher. Net tangible book value per share is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares which may be redeemed for cash), by the number of issued and outstanding Class A ordinary shares.

At December 31, 2025, our net tangible book value was $(31,026) or approximately $(0) per ordinary share. After giving effect to the sale of 10,000,000 Class A ordinary shares included in the units we are offering by this prospectus (or 11,500,000 Class A ordinary shares if the underwriters’ over-allotment option is exercised in full), the sale of the private securities and the deduction of underwriting commissions and estimated expenses of this offering, our pro forma net tangible book value at December 31, 2025 would have been $1,237,085 or $0.25 per share (or $0.24 per share if the underwriters’ over-allotment option is exercised in full), representing an immediate increase in net tangible book value (as decreased by the value of the approximately 10,000,000 Class A ordinary shares that may be redeemed for cash, or 11,500,000 Class A ordinary shares if the underwriters’ over-allotment option is exercised in full) of $0.25 per share (or $0.24 per share if the underwriters’ over-allotment option is exercised in full) to our initial shareholders as of the date of this prospectus and dilution to public shareholders from this offering will be $9.75 per share (or $9.76 if the underwriters’ over-allotment option is exercised in full).

The following tables illustrate the dilution to the public shareholders on a per-share basis, assuming no value is attributed to the rights included in the units or the private placement units:

As of December 31, 2025
No exercise of over - allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value before this offering	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Increase attributable to public shareholders and sale of the private placement units	6.76	6.11	5.13	3.51	0.26
Pro forma net tangible book value after this offering	6.75	6.10	5.12	3.50	0.25
Dilution to public shareholders	$3.25	$3.90	$4.88	$6.50	$9.75
Percentage of dilution to public shareholders	32.5%	39.0%	48.8%	65.0%	97.5%
Full exercise of over - allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value before this offering	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Increase attributable to public shareholders and sale of the private placement units	6.77	6.12	5.14	3.51	0.25
Pro forma net tangible book value after this offering	6.76	6.11	5.13	3.50	0.24
Dilution to public shareholders	$3.24	$3.89	$4.87	$6.50	$9.76
Percentage of dilution to public shareholders	32.4%	38.9%	48.7%	65.0%	97.6%

For purposes of presentation, we have reduced our pro forma net tangible book value after this offering (assuming no exercise of the underwriters’ over-allotment option) by $100,000,000 because holders of up to 100% of our public shares may redeem their shares for a pro rata share of the aggregate amount then on deposit in the trust account at a per-share redemption price equal to the amount in the trust account as set forth in our tender offer or proxy materials (initially anticipated to be the aggregate amount held in trust two days prior to the commencement of our tender offer or shareholders meeting, including interest (which interest shall be net of taxes payable) divided by the number of Class A ordinary shares sold in this offering).

The following table sets forth information with respect to our sponsor and the public shareholders:

	Shares		Total Consideration		Average Price per Share
Holder of	Purchased	Percentage	Amount	Percentage
Founder shares(1)(2)	3,333,333	22.22%	$25,000	0.02%	$0.0075
Private placement shares(3)	420,200	2.80%	$3,820,000	3.68%	$9.09
Representative’s Shares(4)	250,000	1.66%	$—	—	$0.00
Public shares(5)	11,000,000	73.32%	$100,000,000	96.30%	$9.09
Total	15,003,533	100.00%	$103,845,000	100.00%

(1)      Assumes no exercise of the underwriters’ over-allotment option and the corresponding forfeiture of an aggregate of 500,000 Class B ordinary shares held by our initial shareholders.

(2)      Assumes conversion of Class B ordinary shares into Class A ordinary shares on a one-for-one basis. The dilution to public shareholders would increase to the extent that the anti-dilution provisions of the Class B ordinary shares result in the issuance of Class A ordinary shares on a greater than one-to-one basis upon such conversion.

(3)      Assumes the issuance of an additional 38,200 shares underlying the private placement rights issued to our initial shareholders upon the closing of this offering.

(4)      Assumes no exercise of the underwriters’ over-allotment option.

(5)      Assumes no exercise of the underwriters’ over-allotment option and includes the issuance of an additional 1,000,000 shares underlying the rights included in the units.

The pro forma net tangible book value per share after the offering is calculated as follows:

As of December 31, 2025
No exercise of over - allotment option	No Redemption	25% of Maximum Redemptions(1)	50% of Maximum Redemptions(2)	75% of Maximum Redemptions(3)	Maximum Redemptions(4)
Numerator:
Net tangible book value before this offering	$(31,026)	$(31,026)	$(31,026)	$(31,026)	$(31,026)
Net proceeds from this offering and sale of the private placement units, net of expenses(9)	101,400,000	101,400,000	101,400,000	101,400,000	101,400,000
Plus: Offering costs paid in advance, excluded from tangible book value	—	—	—	—	—
Less: Deferred underwriting commissions	—	—	—	—	—
Less: Over-allotment liability	(131,889)	(131,889)	(131,889)	(131,889)	(131,889)
Less: Proceeds held in trust subject to redemption(2)	—	(25,000,000)	(50,000,000)	(75,000,000)	(100,000,000)
	$101,237,085	$76,237,085	$51,237,085	$26,237,085	$1,237,085

Denominator:
Ordinary shares issued and outstanding prior to this offering	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333
Ordinary shares forfeited if over-allotment is not exercised	(500,000)	(500,000)	(500,000)	(500,000)	(500,000)
Ordinary shares included in the units offered	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Ordinary shares included in the private placement units	382,000	382,000	382,000	382,000	382,000
Ordinary shares underlying the rights to be included in the public units	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Ordinary shares underlying the rights to be included in the private placement units	38,200	38,200	38,200	38,200	38,200
Representative’s Shares	250,000	250,000	250,000	250,000	250,000
Less: Shares subject to redemption	—	(2,500,000)	(5,000,000)	(7,500,000)	(10,000,000)
	15,003,533	12,503,533	10,003,533	7,503,533	5,003,533
Full exercise of over-allotment option	No Redemption	25% of Maximum Redemptions(5)	50% of Maximum Redemptions(6)	75% of Maximum Redemptions(7)	Maximum Redemptions(8)
Numerator:
Net tangible book value before this offering	$(31,026)	$(31,026)	$(31,026)	$(31,026)	$(31,026)
Net proceeds from this offering and sale of the private placement units, net of expenses(9)	116,400,000	116,400,000	116,400,000	116,400,000	116,400,000
Plus: Offering costs paid in advance, excluded from tangible book value	—	—	—	—	—
Less: Deferred underwriting commissions	—	—	—	—	—
Less: Over-allotment liability	—	—	—	—	—
Less: Proceeds held in trust subject to redemption	—	(28,750,000)	(57,500,000)	(86,250,000)	(115,000,000)
	$116,368,974	$87,618,974	$58,868,974	$30,118,974	$1,368,974

Denominator:
Ordinary shares issued and outstanding prior to this offering	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333
Ordinary shares forfeited if over-allotment is not exercised	—	—	—	—	—
Ordinary shares included in the units offered	11,500,000	11,500,000	11,500,000	11,500,000	11,500,000
Ordinary shares included in the private placement units	408,250	408,250	408,250	408,250	408,250
Ordinary shares underlying the rights to be included in the public units	1,150,000	1,150,000	1,150,000	1,150,000	1,150,000
Ordinary shares underlying the rights to be included in the private placement units	40,825	40,825	40,825	40,825	40,825
Representative’s Shares	287,500	287,500	287,500	287,500	287,500
Less: Shares subject to redemption	—	(2,875,000)	(5,750,000)	(8,625,000)	(11,500,000)
	17,219,908	14,344,908	11,469,908	8,594,908	5,719,908

(1)      The numbers set forth in this column assume that 2,500,000 public shares (or $25,000,000 proceeds held in trust subject to redemption), or 25% of 10,000,000 public shares (or $100,000,000 maximum proceeds held in trust subject to redemption) are redeemed.

(2)      The numbers set forth in this column assume that 5,000,000 public shares (or $50,000,000 proceeds held in trust subject to redemption), or 50% of 10,000,000 public shares (or $100,000,000 maximum proceeds held in trust subject to redemption) are redeemed.

(3)      The numbers set forth in this column assume that 7,500,000 public shares, (or $75,000,000 proceeds held in trust subject to redemption) or 75%, of 10,000,000 public shares (or $100,000,000 maximum proceeds held in trust subject to redemption) are redeemed.

(4)      The numbers set forth in this column assume that 10,000,000 public shares (or $100,000,000 proceeds held in trust subject to redemption), or 100%, of 10,000,000 public shares (or $100,000,000 maximum proceeds held in trust subject to redemption) are redeemed.

(5)      The numbers set forth in this column assume that 2,875,000 public shares (or $28,750,000 proceeds held in trust subject to redemption), or 25% of 11,500,000 public shares (or $115,000,000 maximum proceeds held in trust subject to redemption) are redeemed.

(6)      The numbers set forth in this column assume that 5,750,000 public shares (or $57,500,000 proceeds held in trust subject to redemption), or 50% of 11,500,000 public shares (or $115,000,000 maximum proceeds held in trust subject to redemption) are redeemed.

(7)      The numbers set forth in this column assume that 8,625,000 public shares (or $86,250,000 proceeds held in trust subject to redemption), or 75% of 11,500,000 public shares (or $115,000,000 maximum proceeds held in trust subject to redemption) are redeemed.

(8)      The numbers set forth in this column assume that 11,500,000 public shares (or $115,000,000 proceeds held in trust subject to redemption), or 100% of 11,500,000 public shares (or $115,000,000 maximum proceeds held in trust subject to redemption) are redeemed.

(9)      Expenses applied against gross proceeds include offering expenses of $670,000. See “Use of Proceeds”.

In addition to the material probable transactions or sources of dilutions discussed above, we note that there are possible other sources of dilution and the extent of such dilution that non-redeeming public shareholders could experience in connection with the closing of the initial business combination may be uncertain, due to the uncertainty associated with the occurrence or the amount of securities that may be issued pursuant to such occurrence, including arising from: (i) any loans or additional investments from our sponsor, members of our management team or any of their affiliates or designees, including the issuing of working capital units or extension units, (ii) any ordinary shares, preferred shares or debt securities that may be issued to third parties pursuant to any equity financing or debt financing in connection with the initial business combination, (iii) any additional securities that might be issued as we may seek an initial business combination with a target company with an enterprise value greater than the net proceeds of the offering, or (iv) other source of issue of securities, such as the reservation and issuance of any securities under an employee incentive plan after completion of our initial business combination. For further discussions on potential sources of dilutions and potential risks associated thereof, see the Section entitled “Dilution” of this prospectus for additional information, and “Risk Factor — We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained in our amended and restated memorandum and articles of association. Any such issuances would dilute the interest of our shareholders and likely present other risks.” on page 58 of this prospectus.